Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group (note 14)
New Chang’an	Noncontrolling shareholder of CAH
Shaanxi Juntai Real Estate Co., Ltd (“Shaanxi Juntai”)	Entity indirectly controlled by New Chang’an

b)	The Group had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Provision of medical services:
Shaanxi Juntai	—	637	1,052	174

Loan to (repayment of a loan from) a noncontrolling shareholder of a subsidiary:
New Chang’an	—	100,000	(6,590)	(1,089)

Interest income
New Chang’an	—	—	7,839	1,295

Purchase of medical supplies:
JYADK	—	5,249	805	133

c)	The balances between the Company and its related parties as of December 31, 2012 and 2013 are listed below:

		As of December 31,
	Note	2012	2013	2013
		RMB	RMB	US$
Due from related parties, current:
New Chang’an*		—	7,839	1,295
Shaanxi Juntai		1,200	2,426	401

		1,200	10,265	1,696

Loan to a noncontrolling shareholder of a subsidiary, current
New Chang’an*		100,000	—	—

Loan to a noncontrolling shareholder of a subsidiary, non-current
New Chang’an*		—	93,410	15,430

Due to related parties, current
JYADK		(4,410)	(1,717)	(283)
New Chang’an**		(1,500)	(1,500)	(248)

		(5,910)	(3,217)	(531)

Due to related parties, non-current
Shaanxi Juntai***		(19,301)	(19,301)	(3,188)
New Chang’an**		(7,527)	(7,527)	(1,244)

		(26,828)	(26,828)	(4,432)

*	The repayment terms of the loan to New Chang’an are the same as the loan granted by a bank (note 16).
**	The current balance due to New Chang’an was related to building construction costs paid on behalf of CAH. The noncurrent balance represented an advance payment from New Chang’an for the acquisition of the prepaid land lease from CAH (note 18).
***	According to the agreement between CAH and Shaanxi Juntai, the amount due to Shaanxi Juntai of RMB19,301 is interest free and will only be settled in 2015 pending the finalization of the outstanding balances among CAH, New Chang’an and the related party.

d)	As at December 31, 2013, total loan balance due from New Chang’an was RMB101,249 (US$16,725), of which RMB28,749(US$4,749) was overdue. Pursuant to an agreement entered with New Chang’an related to the acquisition of CAH, New Chang’an had agreed to grant CHM and Cyber, shareholders of CAH and wholly-owned subsidiaries of the Group a second pledge over its equity interest in CAH after the bank (the “Second Pledge”) over the loan to New Chang’an (note 24). On April 24, 2014, the Group entered into a pledge agreement (the “Pledge Agreement”) and effected the Second Pledge to secure the loan to New Chang’an. The registration of the Second Pledge has not been completed as at the date of this report as the bank is currently the first pledgee of such equity interest (the “First Pledge”). In the opinion of the Company’s legal counsel, the Pledge Agreement is legally valid and binding as long as CHM and Cyber become the legal creditors and the Second Pledge is recorded in the share register of CAH. CHM and Cyber may apply for the registration of such Second Pledge with the relevant government authorities once the First Pledge is released. The Company considered the fair value of the 48% equity interest in CAH and concluded that the Second Pledge would be sufficient to cover the credit risk and exposure related to the outstanding loan balance. Therefore, the Company concluded that there was no impairment of the loan. The loan to New Chang’an was classified as non-current assets as of December 31, 2013 based on the expected timing of repayment.